Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Data

WATSCO, INC. AND SUBSIDIARIES

SELECTED QUARTERLY FINANCIAL DATA

(UNAUDITED)

(In thousands, except per share data)	1st Quarter	2nd Quarter	3rd Quarter	4th Quarter	Total
Year Ended December 31, 2013
Revenues (1)	$713,633	$1,120,452	$1,081,893	$827,352	$3,743,330
Gross profit	175,446	266,680	258,597	198,530	899,253
Net income attributable to Watsco, Inc.	$13,385	$51,318	$45,699	$17,321	$127,723

Earnings per share for Common and Class B common stock (2):
Basic	$0.39	$1.48	$1.32	$0.50	$3.69

Diluted	$0.39	$1.48	$1.32	$0.50	$3.68

Year Ended December 31, 2012
Revenues (1)	$633,512	$1,011,801	$1,020,859	$765,540	$3,431,712
Gross profit	150,622	238,475	242,505	182,793	814,395
Net income attributable to Watsco, Inc.	$8,466	$39,103	$41,005	$14,760	$103,334

Earnings per share for Common and Class B common stock (2)(3):
Basic	$0.23	$1.15	$1.19	$0.04	$2.70

Diluted	$0.23	$1.15	$1.19	$0.04	$2.70

(1)	Sales of residential central air conditioners, heating equipment and parts and supplies are seasonal. Demand related to the residential central air conditioning replacement market is typically highest in the second and third quarters and demand for heating equipment is usually highest in the fourth quarter. Demand related to the new construction sectors throughout most of the markets is fairly consistent during the year, except for dependence on housing completions and related weather and economic conditions.
(2)	Quarterly and year-to-date earnings per share are calculated on an individual basis; therefore, the sum of earnings per share amounts for the quarters may not equal earnings per share amounts for the year.
(3)	On October 31, 2012, we paid a special dividend of $5.00 per share of Common and Class B common stock that resulted in a $0.37 per share and $0.33 per share reduction in diluted earnings per share for the quarter and year ended December 31, 2012, respectively.